SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Summary of adjusted EBITDA and funds from operations
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from the company’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2021:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Solar	Energy transition	Corporate	Total
Revenues	$992	$199	$166	$126	$—	$1,483	$(40)	$1,924	$3,367
Other income	55	26	15	2	3	101	(1)	(40)	60
Direct operating costs	(424)	(59)	(42)	(50)	(3)	(578)	19	(626)	(1,185)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	22	—	22
	623	166	139	78	—	1,006	—	1,258
Management service costs	—	—	—	—	(175)	(175)	—	—	(175)
Interest expense(1)	(140)	(35)	(53)	(20)	(16)	(264)	6	(433)	(691)
Current income taxes	(11)	(2)	(1)	1	—	(13)	—	(18)	(31)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(6)	—	(6)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(807)	(807)
Funds From Operations	472	129	85	59	(191)	554	—	—
Depreciation						(474)	12	(653)	(1,115)
Foreign exchange and financial instrument gain (loss)						(66)	2	37	(27)
Deferred income tax recovery (expense)						29	—	(85)	(56)
Other						(155)	—	(122)	(277)
Dividends on BEPC exchangeable shares(1)						(209)	—	—	(209)
Remeasurement of BEPC exchangeable and BEPC class B shares						1,267	—	—	1,267
Share of earnings from equity-accounted investments						—	(14)	—	(14)
Net income attributable to non-controlling interests						—	—	823	823
Net income (loss) attributable to the partnership						$946	$—	$—	$946
(1)Share of earnings from equity-accounted investments of $2 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net loss attributable to participating non-controlling interests of $16 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $900 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from the company’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2020:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Solar	Energy transition	Corporate	Total
Revenues	$856	$130	$71	$81	$—	$1,138	$(40)	$1,989	$3,087
Other income	52	2	3	—	—	57	(1)	43	99
Direct operating costs	(340)	(47)	(17)	(40)	—	(444)	20	(637)	(1,061)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	21	—	21
	568	85	57	41	—	751	—	1,395
Management service costs	—	—	—	—	(126)	(126)	—	(26)	(152)
Interest expense(1)	(135)	(34)	(24)	(11)	—	(204)	9	(505)	(700)
Current income taxes	(16)	(3)	—	—	—	(19)	—	(42)	(61)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	(9)	—	(9)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	(822)	(822)
Funds From Operations	417	48	33	30	(126)	402	—	—
Depreciation						(361)	11	(715)	(1,065)
Foreign exchange and financial instrument gain (loss)						11	4	59	74
Deferred income tax recovery (expense)						76	—	58	134
Other						(189)	1	(305)	(493)
Dividends on BEPC exchangeable shares(1)						(116)	—	—	(116)
Remeasurement of BEPC exchangeable and BEPC class B shares						(2,561)	—	—	(2,561)
Share of earnings from equity-accounted investments						—	(16)	—	(16)
Net income attributable to non-controlling interests						—	—	903	903
Net income (loss) attributable to the partnership						$(2,738)	$—	$—	$(2,738)
(1)Share of loss from equity-accounted investments of $4 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net loss attributable to participating non-controlling interests of $81 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests. Total interest expense of $816 million is comprised of amounts on Interest expense and Dividends on BEPC exchangeable shares.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles the company’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from the company’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2019:

	Attributable to the partnership					Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
(MILLIONS)	Hydroelectric	Wind	Energy transition	Corporate	Total
Revenues	$1,043	$60	$64	$—	$1,167	$(52)	$2,111	$3,226
Other income	21	—	—	—	21	(1)	59	79
Direct operating costs	(374)	(22)	(34)	—	(430)	21	(644)	(1,053)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	32	—	32
	690	38	30	—	758	—	1,526
Management service costs	—	—	—	(78)	(78)	—	(31)	(109)
Interest expense	(150)	(16)	(10)	—	(176)	10	(535)	(701)
Current income taxes	(22)	(1)	(1)	—	(24)	—	(40)	(64)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	(10)	—	(10)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	(920)	(920)
Funds From Operations	518	21	19	(78)	480	—	—
Depreciation					(301)	10	(692)	(983)
Foreign exchange and financial instrument gain (loss)					10	—	(5)	5
Deferred income tax recovery (expense)					(6)	—	3	(3)
Other					(18)	—	(179)	(197)
Share of earnings from equity-accounted investments					—	(10)	—	(10)
Net income attributable to non-controlling interests					—	—	873	873
Net income (loss) attributable to the partnership					$165	$—	$—	$165
(1)Share of earnings from equity-accounted investments of $12 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests of $47 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.

Summary of segmented basis about certain items in statement of financial position
The following table presents information on a segmented basis about certain items in the company’s consolidated statements of financial position and reconciles our proportionate balances to the consolidated statements of financial position basis by aggregating the components comprising the company's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to the partnership						Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials
(MILLIONS)	Hydroelectric	Wind	Solar	Energy Transition	Corporate	Total
As at December 31, 2021
Cash and cash equivalents	$41	$35	$43	$13	$4	$136	$(2)	$276	$410
Property, plant and equipment, at fair value	13,577	1,478	1,585	1,232	—	17,872	(604)	20,647	37,915
Total assets	15,108	1,700	1,731	1,279	17	19,835	(176)	22,327	41,986
Total borrowings	2,720	765	1,377	461	—	5,323	(161)	8,350	13,512
Other liabilities	4,051	379	119	66	6,231	10,846	(15)	3,418	14,249
For the year ended December 31, 2021
Additions to property, plant and equipment	266	68	116	1	—	451	(8)	893	1,336
As at December 31, 2020
Cash and cash equivalents	$32	$42	$39	$21	$—	$134	$(3)	$224	$355
Property, plant and equipment, at fair value	11,542	2,093	1,709	1,151	—	16,495	(517)	20,119	36,097
Total assets	12,414	2,329	1,867	1,207	9	17,826	(173)	21,820	39,473
Total borrowings	2,690	1,043	1,302	488	—	5,523	(164)	7,463	12,822
Other liabilities	2,844	396	200	108	7,577	11,125	(10)	3,811	14,926
For the year ended December 31, 2020
Additions to property, plant and equipment(1)	349	37	70	17	—	473	(9)	401	865
(1)The company exercised the option to buyout the lease on its 192 MW hydroelectric facility in Louisiana and recognized a $247 million adjustment ($185 million net to the company) to its corresponding right-of-use asset.

Summary of consolidated revenue split by geographical region	The following table presents consolidated revenue split by technology for the year ended December 31:

(MILLIONS)	2021	2020	2019
Hydroelectric	$1,969	$1,778	$2,076
Wind	646	581	571
Solar	507	476	393
Energy transition	245	252	186
	$3,367	$3,087	$3,226

Summary of consolidated property, plant and equipment and equity-accounted investments split by geographical region	The following table presents consolidated property, plant and equipment and equity-accounted investments split by geographical region:

(MILLIONS)	December 31, 2021	December 31, 2020
North America	$22,634	$21,242
Colombia	8,497	8,150
Brazil	3,299	2,711
Europe	3,940	4,366
	$38,370	$36,469